UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Dividend Builder Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

	N(000.000.000	N(000.000.000

Security	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co. (The)	150,000	$11,155,500
Honeywell International, Inc.	200,000	12,210,000
Lockheed Martin Corp.	185,000	16,624,100
United Technologies Corp.	285,000	23,637,900

		$63,627,500

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	75,000	$6,054,000

		$6,054,000

Building Products — 0.9%
Compagnie de Saint-Gobain	250,000	$11,154,238

		$11,154,238

Chemicals — 3.6%
BASF SE	120,833	$10,565,575
LyondellBasell Industries NV, Class A	290,000	12,658,500
Monsanto Co.	150,000	11,964,000
Praxair, Inc.	70,000	8,024,800

		$43,212,875

Commercial Banks — 6.6%
PNC Financial Services Group, Inc.	362,000	$23,345,380
Regions Financial Corp.	2,000,000	13,180,000
Wells Fargo & Co.	1,241,672	42,390,682

		$78,916,062

Communications Equipment — 2.5%
QUALCOMM, Inc.	450,000	$30,609,000

		$30,609,000

Computers & Peripherals — 4.6%
Apple, Inc.(1)	92,000	$55,151,240

		$55,151,240

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	300,000	$13,794,000

		$13,794,000

Diversified Telecommunication Services — 2.6%
BT Group PLC	1,456,119	$5,274,682
CenturyLink, Inc.	305,000	11,788,250
Koninklijke KPN NV	400,000	4,401,409
Telstra Corp., Ltd.	3,000,000	10,218,060

		$31,682,401

	N(000.000.000	N(000.000.000
Security	Shares	Value
Electric Utilities — 0.4%
Edison International	120,000	$5,101,200

		$5,101,200

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	142,000	$9,930,060
Seadrill, Ltd.(2)	175,000	6,571,245

		$16,501,305

Food & Staples Retailing — 2.2%
Casino Guichard-Perrachon SA	90,000	$8,872,556
Costco Wholesale Corp.	195,000	17,706,000

		$26,578,556

Food Products — 1.5%
Nestle SA	290,000	$18,245,801

		$18,245,801

Health Care Equipment & Supplies — 1.5%
Covidien PLC	325,000	$17,771,000

		$17,771,000

Health Care Providers & Services — 4.0%
Fresenius Medical Care AG & Co. KGaA	280,372	$19,847,500
HCA Holdings, Inc.	410,000	10,143,400
UnitedHealth Group, Inc.	300,000	17,682,000

		$47,672,900

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	80,000	$2,566,400
McDonald’s Corp.	294,000	28,841,400
Yum! Brands, Inc.	100,000	7,118,000

		$38,525,800

Household Products — 0.6%
Colgate-Palmolive Co.	80,000	$7,822,400

		$7,822,400

Industrial Conglomerates — 0.7%
Orkla ASA	1,000,000	$7,915,700

		$7,915,700

Insurance — 7.6%
Aflac, Inc.	350,000	$16,096,500
MetLife, Inc.	1,020,169	38,103,312
Prudential Financial, Inc.	576,304	36,531,911

		$90,731,723

	N(000.000.000	N(000.000.000
Security	Shares	Value
IT Services — 7.2%
Accenture PLC, Class A	460,000	$29,670,000
International Business Machines Corp.	170,000	35,470,500
Visa, Inc., Class A	182,000	21,476,000

		$86,616,500

Machinery — 1.0%
PACCAR, Inc.	250,000	$11,707,500

		$11,707,500

Media — 2.5%
Eutelsat Communications	75,000	$2,773,970
McGraw-Hill Cos., Inc. (The)	325,000	15,752,750
Walt Disney Co. (The)	250,000	10,945,000

		$29,471,720

Multi-Utilities — 3.3%
CMS Energy Corp.	800,000	$17,600,000
National Grid PLC	700,000	7,055,203
Sempra Energy	100,000	5,996,000
Veolia Environnement	550,000	9,113,031

		$39,764,234

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	200,000	$21,448,000
ConocoPhillips	215,000	16,342,150
Enbridge, Inc.	250,000	9,712,500
Kinder Morgan Management, LLC(1)	261,941	19,548,657
Occidental Petroleum Corp.	224,000	21,331,520
Royal Dutch Shell PLC, Class A	900,000	31,478,546

		$119,861,373

Pharmaceuticals — 7.4%
Abbott Laboratories	200,000	$12,258,000
Johnson & Johnson	284,000	18,732,640
Pfizer, Inc.	550,000	12,463,000
Sanofi SA	315,000	24,441,327
Teva Pharmaceutical Industries, Ltd. ADR	475,000	21,403,500

		$89,298,467

Road & Rail — 0.9%
Union Pacific Corp.	100,000	$10,748,000

		$10,748,000

	N(000.000.000	N(000.000.000
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	450,000	$12,649,500

		$12,649,500

Software — 4.1%
Microsoft Corp.	1,020,000	$32,895,000
Oracle Corp.	550,000	16,038,000

		$48,933,000

Specialty Retail — 4.4%
Home Depot, Inc. (The)	265,000	$13,332,150
Lowe’s Companies, Inc.	420,000	13,179,600
TJX Companies, Inc. (The)	650,000	25,811,500

		$52,323,250

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	150,000	$11,592,000

		$11,592,000

Tobacco — 3.9%
British American Tobacco PLC	350,000	$17,631,106
Japan Tobacco, Inc.(2)	2,000	11,320,912
Philip Morris International, Inc.	200,000	17,722,000

		$46,674,018

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA	500,000	$8,516,951

		$8,516,951

Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA SDR	80,000	$9,071,855

		$9,071,855

Total Common Stocks (identified cost $932,318,287)		$1,188,296,069

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$6,382	$6,381,626
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	16,391	16,390,680

Total Short-Term Investments (identified cost $22,772,306)		$22,772,306

Total Investments — 100.9% (identified cost $955,090,593)		$1,211,068,375

Other Assets, Less Liabilities — (0.9)%		$(11,101,631)

Net Assets — 100.0%		$1,199,966,744

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2012, the Portfolio loaned securities having a market value of $6,236,226 and received $6,381,626 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 were $8,183 and $1,783, respectively.

	N(000.000.000	N(000.000.000
Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.5%	$894,014,402
United Kingdom	5.1	61,439,537
France	4.7	56,355,122
Ireland	4.0	47,441,000
Germany	2.5	30,413,075
Switzerland	1.5	18,245,801
Netherlands	1.4	17,059,909
Norway	1.2	14,486,945
Japan	0.9	11,320,912
Australia	0.9	10,218,060
Canada	0.8	9,712,500
Sweden	0.8	9,071,855
Spain	0.7	8,516,951

Long-Term Investments	99.0%	$1,188,296,069
Short-Term Investments		22,772,306

Total Investments		$1,211,068,375

A summary of open financial instruments at March 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,456,570	Citibank NA	$(173,071)
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,460,147	Standard Chartered Bank	(169,495)
4/30/12	British Pound Sterling 11,649,191	United States Dollar 18,460,240	State Street Bank and Trust Co.	(169,402)
4/30/12	Euro 29,969,830	United States Dollar 39,857,925	Citibank NA	(117,411)
4/30/12	Euro 29,969,830	United States Dollar 39,876,027	Standard Chartered Bank	(99,310)
4/30/12	Euro 29,969,830	United States Dollar 39,879,204	State Street Bank and Trust Co.	(96,133)

				$(824,822)

At March 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $824,822.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$957,080,934

Gross unrealized appreciation	$259,299,526
Gross unrealized depreciation	(5,312,085)

Net unrealized appreciation	$253,987,441

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$129,138,800	$2,773,970	$—	$131,912,770
Consumer Staples	43,250,400	56,070,375	—	99,320,775
Energy	98,312,887	38,049,791	—	136,362,678
Financials	183,441,785	—	—	183,441,785
Health Care	110,453,540	44,288,827	—	154,742,367
Industrials	92,137,000	27,586,889	—	119,723,889
Information Technology	233,959,240	—	—	233,959,240
Materials	32,647,300	10,565,575	—	43,212,875
Telecommunication Services	11,788,250	28,966,006	—	40,754,256
Utilities	28,697,200	16,168,234	—	44,865,434
Total Common Stocks	$963,826,402	$224,469,667 *	$—	$1,188,296,069
Short-Term Investments	$—	$22,772,306	$—	$22,772,306
Total Investments	$963,826,402	$247,241,973	$—	$1,211,068,375

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(824,822)	$—	$(824,822)
Total	$—	$(824,822)	$—	$(824,822)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012